Note 14 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
NOTE
14
–
COMMITMENTS
AND
CONTINGENCIES

Contingencies
The Company was named as the defendant in a lawsuit filed on April 18, 2014 in state district court in Salt Lake City, Utah. The plaintiff is Tekko Enterprises, Inc., which was hired in 2012 as project manager for the construction of a processing plant at the Company’s Dragon Mine property and terminated in 2013 before the completion of the plant. The complaint seeks damages of $346,000, unpaid amounts that the plaintiff claims it is entitled to under the project management agreement and two purchase orders. The Company intends to vigorously defend against the claims and to counterclaim.

Office
Lease
The Company extended their lease agreement for office space through December 31, 2016 at a monthly rent of $13,131 for an aggregate commitment of approximately $157,575 at December 31, 2015, payable over the next year.